AllianzGI Global Dynamic Allocation Fund
AllianzGI Global Dynamic Allocation Fund

ALLIANZ FUNDS MULTI-STRATEGY TRUST

Supplement Dated October 11, 2019 to the

Statutory Prospectus for Class A, Class C, Class R, Class T, Class R6,

Institutional Class, Class P and Administrative Class Shares of

Allianz Funds Multi-Strategy Trust,

Dated February 1, 2019 (as supplemented thereafter)

 Disclosure Relating to AllianzGI Global Dynamic Allocation Fund (the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the fee table and expense examples for the Fund under “Fees and Expenses of the Fund” is hereby restated in its entirety as follows:

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - AllianzGI Global Dynamic Allocation Fund		Class A	Class C	Class R	Class T	Class R6	Institutional Class	Class P	Administrative Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none	none	2.50%	none	none	none	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	[1]	1.00%	1.00%	none	none	none	none	none	none
[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - AllianzGI Global Dynamic Allocation Fund		Class A	Class C	Class R	Class T	Class R6	Institutional Class	Class P	Administrative Class
Management Fees		0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%	0.70%
Distribution Fee and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	0.25%	none	none	none	0.25%
Other Expenses		0.30%	0.31%	0.38%	0.30%	0.21%	0.24%	0.33%	0.22%
Acquired Fund Fees and Expenses		0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Total Annual Fund Operating Expenses	[1]	1.35%	2.11%	1.68%	1.35%	1.01%	1.04%	1.13%	1.27%
Expense Reductions	[2],[3]	(0.34%)	(0.33%)	(0.30%)	(0.34%)	(0.27%)	(0.30%)	(0.29%)	(0.28%)
Total Annual Fund Operating Expenses After Expense Reductions	[2],[3]	1.01%	1.78%	1.38%	1.01%	0.74%	0.74%	0.84%	0.99%
[1]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund's prospectus, in part, because the Ratio of Expenses to Average Net Assets in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[2]	Allianz Global Investors U.S. LLC ("AllianzGI U.S." or the "Manager") has contractually agreed to irrevocably waive a portion of its management fee equal to 0.55% of the average daily net assets of the Fund that are attributable to investments in Underlying Funds. This waiver with respect to investments in Underlying Funds which the Manager or an affiliated person thereof serves as investment adviser is terminable only by the Board of Trustees of the Trust, and the waiver with respect to investments in unaffiliated Underlying Funds will continue through at least January 31, 2021.
[3]	The Manager has contractually agreed, until January 31, 2021, to irrevocably waive its management fee, or reimburse the Fund, to the extent that, after the application of the fee waiver described in footnote 3 above, Total Annual Fund Operating Expenses, including Acquired Fund Fees and Expenses, but excluding interest, tax, and extraordinary expenses, and certain credits and other expenses, exceed 1.01% for Class A shares, 1.78% for Class C shares, 1.38% for Class R shares, 1.01% for Class T shares, 0.74% for Class R6 shares, 0.74% for Institutional Class shares, 0.84% for Class P shares and 0.99% for Administrative Class shares of the Fund's average net assets attributable to Class A shares, Class C shares, Class R shares, Class T shares, Class R6 shares, Institutional Class shares, Class P shares and Administrative Class shares, respectively. Under the Expense Limitation Agreement, the Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed the annual expense limit in effect at the time of such waiver/reimbursement or recoupment. The Expense Limitation Agreement is terminable by the Trust upon 90 days' prior written notice to the Manager or at any time by mutual agreement of the parties.

Examples.

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Example: Assuming you redeem your shares at the end of each period
Expense Example - AllianzGI Global Dynamic Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	647	922	1,218	2,057
Class C	281	629	1,104	2,415
Class R	140	500	884	1,962
Class T	350	634	939	1,804
Class R6	76	295	532	1,212
Institutional Class	76	301	545	1,244
Class P	86	330	594	1,349
Administrative Class	101	375	670	1,509

Example: Assuming you do not redeem your shares
Expense Example No Redemption - AllianzGI Global Dynamic Allocation Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	647	922	1,218	2,057
Class C	181	629	1,104	2,415
Class R	140	500	884	1,962
Class T	350	634	939	1,804
Class R6	76	295	532	1,212
Institutional Class	76	301	545	1,244
Class P	86	330	594	1,349
Administrative Class	101	375	670	1,509

Please retain this Supplement for future reference.